UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

CONVERTIBLE FUND

FORM N-Q

October 31, 2008

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
CONVERTIBLE BONDS & NOTES - 76.3%
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 1.4%
$600,000	Standard Motor Products Inc., Subordinated Debentures, 6.750% due 7/15/09	$523,500

Household Durables - 1.8%
1,300,000	Beazer Homes USA Inc., Senior Notes, 4.625% due 6/15/24	669,500

Specialty Retail - 2.7%
1,000,000	Charming Shoppes Inc., Senior Notes, 1.125% due 5/1/14 (a)	388,750
	Pier 1 Imports Inc., Senior Notes:
600,000	6.375% due 2/15/36 (a)	364,500
350,000	6.375% due 2/15/36	212,625

	Total Specialty Retail	965,875

Textiles, Apparel & Luxury Goods - 1.1%
800,000	Iconix Brand Group Inc., Senior Subordinated Notes, 1.875% due 6/30/12	404,000

	TOTAL CONSUMER DISCRETIONARY	2,562,875

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 3.8%
1,150,000	Pantry Inc., Senior Subordinated Notes, 3.000% due 11/15/12	909,937
850,000	Rite Aid Corp., Senior Notes, 8.500% due 5/15/15	479,188

	TOTAL CONSUMER STAPLES	1,389,125

ENERGY - 6.7%
Energy Equipment & Services - 2.9%
400,000	Cameron International Corp., Senior Notes, 2.500% due 6/15/26	383,000
850,000	Transocean Inc., Senior Notes, 1.500% due 12/15/37	651,313

	Total Energy Equipment & Services	1,034,313

Oil, Gas & Consumable Fuels - 3.8%
650,000	GMX Resources Inc., Senior Notes, 5.000% due 2/1/13 (a)	790,562
900,000	Parker Drilling Co., Senior Notes, 2.125% due 7/15/12	601,875

	Total Oil, Gas & Consumable Fuels	1,392,437

	TOTAL ENERGY	2,426,750

FINANCIALS - 12.5%
Capital Markets - 1.2%
700,000	Affiliated Managers Group Inc., Senior Notes, 3.950% due 8/15/38 (a)	437,500

Consumer Finance - 3.3%
1,200,000	AmeriCredit Corp., 2.125% due 9/15/13	510,000
1,300,000	Dollar Financial Corp., Senior Notes, 2.875% due 6/30/27	700,375

	Total Consumer Finance	1,210,375

Diversified Financial Services - 1.2%
600,000	Nasdaq Stock Market Inc., Senior Notes, 2.500% due 8/15/13 (a)	450,000

Real Estate Investment Trusts (REITs) - 5.0%
1,500,000	CapitalSource Inc., Senior Subordinated Notes, 7.250% due 7/15/37	945,000
1,750,000	NorthStar Realty Finance LP, Senior Notes, 7.250% due 6/15/27 (a)(b)	857,500

	Total Real Estate Investment Trusts (REITs)	1,802,500

Thrifts & Mortgage Finance - 1.8%
3,950,000	BankUnited Capital Trust, Senior Subordinated Notes, 3.125% due 3/1/34	632,000

	TOTAL FINANCIALS	4,532,375

HEALTH CARE - 8.2%
Biotechnology - 1.0%
550,000	Incyte Corp., Subordinated Notes, 3.500% due 2/15/11	371,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Health Care Equipment & Supplies - 1.7%
$1,150,000	Hologic Inc., Senior Notes, 2.000% due 12/15/37	$600,875

Health Care Providers & Services - 2.5%
850,000	Henry Schein Inc., Senior Bonds, 3.000% due 8/15/34	926,500

Health Care Technology - 2.1%
1,000,000	HLTH Corp., Senior Notes, 3.125% due 9/1/25	753,750

Life Sciences Tools & Services - 0.9%
600,000	Kendle International Inc., Senior Notes, 3.375% due 7/15/12	323,250

	TOTAL HEALTH CARE	2,975,625

INDUSTRIALS - 17.0%
Aerospace & Defense - 3.2%
1,700,000	AAR Corp., Senior Notes, 1.750% due 2/1/26	1,166,625

Electrical Equipment - 8.6%
1,000,000	General Cable Corp., Senior Notes, 0.875% due 11/15/13	505,000
1,100,000	Roper Industries Inc., Bonds, 1.481% due 1/15/34	624,250
1,000,000	Sunpower Corp., Senior Debentures, 1.250% due 2/15/27	678,750
	Suntech Power Holdings Co., Ltd.:
700,000	3.000% due 3/15/13 (a)	329,875
375,000	3.000% due 3/15/13	176,719
1,500,000	Yingli Green Energy Holding Co. Ltd., Senior Notes, zero coupon bond to yield 2.928% due 12/15/12	817,500

	Total Electrical Equipment	3,132,094

Machinery - 3.2%
550,000	Actuant Corp., Subordinated Notes, 2.000% due 11/15/23	547,250
700,000	Danaher Corp., Senior Notes, zero coupon bond to yield 1.721% due 1/22/21	624,750

	Total Machinery	1,172,000

Trading Companies & Distributors - 2.0%
1,000,000	WESCO International Inc., Senior Debentures, 2.625% due 10/15/25	722,500

	TOTAL INDUSTRIALS	6,193,219

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.2%
1,500,000	Powerwave Technologies Inc., Subordinated Notes, 1.875% due 11/15/24	427,500

Electronic Equipment, Instruments & Components - 1.7%
900,000	Anixter International Inc., Senior Notes, 1.000% due 2/15/13	598,500

Internet Software & Services - 2.8%
1,400,000	SAVVIS Inc., Senior Notes, 3.000% due 5/15/12	645,750
300,000	Sina Corp., Subordinated Notes, zero coupon bond to yield 2.991% due 7/15/23	387,375

	Total Internet Software & Services	1,033,125

IT Services - 3.6%
1,850,000	Euronet Worldwide Inc., Debentures, 3.500% due 10/15/25	1,320,437

Semiconductors & Semiconductor Equipment - 3.3%
1,300,000	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/1/26	656,500
	Jazz Technologies Inc.:
600,000	Notes, 8.000% due 12/15/11 (a)	218,250
400,000	Senior Notes, 8.000% due 12/31/11	145,500
300,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.625% due 12/15/26	184,500

	Total Semiconductors & Semiconductor Equipment	1,204,750

Software - 3.7%
550,000	Blackboard Inc., Senior Notes, 3.250% due 7/1/27	360,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Software - 3.7% (continued)
	Lawson Software Inc., Senior Notes:
$400,000	2.500% due 4/15/12 (a)	$248,500
100,000	2.500% due 4/15/12	62,125
1,000,000	Mentor Graphics Corp., Subordinated Debentures, 6.250% due 3/1/26	673,750

	Total Software	1,344,625

	TOTAL INFORMATION TECHNOLOGY	5,928,937

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.0%
600,000	Level 3 Communications Inc., Subordinated Notes, 6.000% due 3/15/10	366,000

Wireless Telecommunication Services - 3.8%
	NII Holdings Inc., Senior Notes:
1,050,000	2.750% due 8/15/25	853,125
150,000	2.750% due 8/15/25 (a)	121,875
600,000	SBA Communications Corp., Senior Notes, 1.875% due 5/1/13 (a)	394,500

	Total Wireless Telecommunication Services	1,369,500

	TOTAL TELECOMMUNICATION SERVICES	1,735,500

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $43,145,811)	27,744,406

SHARES
COMMON STOCKS - 6.7%
CONSUMER DISCRETIONARY - 1.2%
Specialty Retail - 1.2%
23,000	Staples Inc.	446,890

ENERGY - 3.2%
Energy Equipment & Services - 3.2%
5,000	Diamond Offshore Drilling Inc.	444,000
25,000	Nabors Industries Ltd. *	359,500
19,999	Pride International Inc. *	375,790

	TOTAL ENERGY	1,179,290

INDUSTRIALS - 0.8%
Electrical Equipment - 0.8%
28,000	Canadian Solar Inc. *	271,040

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 1.0%
27,000	Corning Inc.	292,410
90,000	Powerwave Technologies Inc. *	85,500

	TOTAL INFORMATION TECHNOLOGY	377,910

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
155,000	Level 3 Communications Inc. *	162,750

	TOTAL COMMON STOCKS (Cost - $2,956,393)	2,437,880

CONVERTIBLE PREFERRED STOCKS - 14.8%
CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 0.6%
70,000	Six Flags Inc., 7.250%	227,500

Media - 1.1%
900	Interpublic Group of Cos. Inc., 5.250% (a)	400,725

	TOTAL CONSUMER DISCRETIONARY	628,225

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CONVERTIBLE FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

SHARES	SECURITY	VALUE
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
504	El Paso Corp., 4.990% (b)	$399,546

FINANCIALS - 7.5%
Diversified Financial Services - 3.5%
1,200	Bank of America Corp., 7.250%	840,000
13,000	Citigroup Inc., 6.500%	418,730

	Total Diversified Financial Services	1,258,730

Real Estate Investment Trusts (REITs) - 4.0%
43,000	Digital Realty Trust Inc., 4.375%	769,967
13,000	Simon Property Group Inc., 6.000%	679,900

	Total Real Estate Investment Trusts (REITs)	1,449,867

	TOTAL FINANCIALS	2,708,597

MATERIALS - 2.5%
Chemicals - 1.3%
25,000	Celanese Corp., 4.250%	466,250

Metals & Mining - 1.2%
9,000	Freeport-McMoRan Copper & Gold Inc., 6.750%	439,020

	TOTAL MATERIALS	905,270

UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 2.0%
380	NRG Energy Inc., 4.000% (a)	452,295
220	NRG Energy Inc., 4.000%	261,855

	TOTAL UTILITIES	714,150

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $9,381,068)	5,355,788

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $55,483,272)	35,538,074

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
$710,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity - $710,012; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47; Market value - $724,200) (Cost - $710,000)	710,000

	TOTAL INVESTMENTS - 99.7% (Cost - $56,193,272#)	36,248,074
	Other Assets in Excess of Liabilities - 0.3%	105,865

	TOTAL NET ASSETS - 100.0%	$36,353,939

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Convertible Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective August 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	October 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$36,248,074	$35,538,074	$710,000	—

3. Investments

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$929,754
Gross unrealized depreciation	(20,874,952)

Net unrealized depreciation	$(19,945,198)

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

During September, 2008 FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 29, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	December 29, 2008